Schedule of Investments (unaudited) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 122.6%

Alabama — 2.4%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 05/01/34	$3,330	$3,335,894
5.38%, 12/01/35	1,000	1,040,560
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A, 4.50%, 05/01/32(a)	1,820	1,811,956
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	7,610	7,758,167

		13,946,577

Alaska — 0.6%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,449,970

Arizona — 5.4%
Arizona IDA, RB, S/F Housing, NCCU Properties LLC-North Carolina Central University Project, Series A (BAM), 4.00%, 06/01/44	1,435	1,612,653
Arizona IDA, Refunding RB(a):
Basis Schools Project, Series G, 5.00%, 07/01/47	715	688,045
Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50	2,500	2,520,250
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project(b):
6.63%, 07/01/23	2,245	2,687,871
6.88%, 07/01/23	3,440	4,145,028
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	600	589,692
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,125	1,105,672
Legacy Traditional School Projects, 5.00%, 07/01/45	700	655,109
City of Phoenix Civic Improvement Corp., ARB, Junior Lien Airport Revenue Bonds, Series B, AMT, 3.25%, 07/01/49	2,195	2,162,426
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	3,300	3,308,811

Security	Par (000)	Value

Arizona (continued)
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	$9,805	$12,636,194

		32,111,751

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	3,790	3,293,245

California — 2.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,695	1,715,170
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	2,800	3,037,860
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	855	852,854
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 08/01/46(c)	10,000	4,703,800
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT, Series E, 5.00%, 05/01/50	5,000	5,769,650
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	1,025	1,030,115

		17,109,449

Colorado — 1.6%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	1,025	918,471
Colorado Health Facilities Authority, Refunding RB:
AdventHealth Obligated Group, 4.00%, 11/15/43	2,320	2,575,061
Commonspirit Health, Series A-2, 5.00%, 08/01/44	3,840	4,282,253
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	1,000	984,160
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/43	1,000	919,620

		9,679,565

Connecticut — 0.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	150	167,027
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,920,474

		4,087,501

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware — 1.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$2,500	$2,532,475
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	2,780	3,072,567

		5,605,042

Florida — 9.2%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	860	867,912
5.00%, 05/01/48	2,160	2,144,858
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	10,978,360
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	3,750	4,019,138
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	10,290	10,466,062
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 04/01/45	4,625	5,029,456
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	8,900	8,926,878
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	10,000	10,676,600
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 05/01/27	255	257,132
5.25%, 05/01/37	470	481,576
5.38%, 05/01/47	770	790,151

		54,638,123

Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 01/01/29	1,070	1,092,684

Security	Par (000)	Value

Georgia (continued)
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	$1,575	$1,756,976
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,306,952
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/48	2,745	2,932,566

		8,089,178

Hawaii — 0.9%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,016,900

Illinois — 10.7%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	865	865,484
Project, 5.25%, 12/01/35	2,785	2,810,845
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	1,560	1,621,480
Dedicated Revenues, Series G, 5.00%, 12/01/34	865	865,424
5.00%, 12/01/25	1,200	1,247,292
Chicago Board of Education, GO:
5.00%, 12/01/46	995	940,613
5.00%, 12/01/46	2,575	2,434,251
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 01/01/42	1,450	1,615,779
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,236,600
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 01/01/39	1,000	1,076,390
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,203,200
Illinois Finance Authority, RB, Memorial Health System, Series A, 5.25%, 07/01/44	1,785	1,926,568
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	3,600	4,177,836
Metropolitan Pier & Exposition Authority, RB:
McCormick Place Expansion (BAM), 0.00%, 12/15/56(c)	8,755	1,701,272
McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	2,515	2,421,341

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion (BAM), 0.00%, 12/15/54(c)	$12,215	$2,646,991
McCormick Place Expansion Project, 4.00%, 06/15/50	2,010	1,685,063
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	2,645	2,796,082
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	440	452,382
Series C (NPFGC), 7.75%, 06/01/20	805	805,290
State of Illinois, GO, Series D, 5.00%, 11/01/28	6,965	7,073,793
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	9,422,287
Village of Hodgkin’s Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	7,045	7,071,066

		63,097,329

Indiana — 1.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	2,250	2,374,515
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	700	677,978
6.75%, 01/15/43	570	555,431
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,640	2,744,438
State of Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 03/01/39	3,000	3,298,530

		9,650,892

Iowa — 1.7%
Iowa Finance Authority, RB, Lifespace Communities, Inc., Series A, 5.00%, 05/15/36	1,050	1,055,124
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,000	4,035,080

Security	Par (000)	Value

Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	$1,000	$1,000,080
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	3,950	3,926,537

		10,016,821

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	1,965	1,775,260
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 09/01/40	3,700	4,348,684

		6,123,944

Louisiana — 3.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,656,160
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40(d)	2,210	2,303,748
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(d):
2.00%, 06/01/37	2,250	2,106,608
2.10%, 06/01/37	1,310	1,192,113
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,420	3,517,504
5.25%, 05/15/32	4,375	4,619,738
5.25%, 05/15/33	4,750	5,012,675
5.25%, 05/15/35	1,500	1,606,800

		23,015,346

Maryland — 3.0%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	545	530,563
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	4,935	5,893,772
Maryland Health & Higher Educational Facilities Authority, RB, UPMC Issue, Series B, 4.00%, 04/15/45	2,560	2,736,486

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 01/01/21(b)	$2,000	$2,070,600
Meritus Medical Center Issue, 5.00%, 07/01/40	6,350	6,750,241

		17,981,662

Massachusetts — 2.9%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	845	911,518
Emerson College Issue, Series A, 5.25%, 01/01/42	1,895	2,043,625
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	4,480	4,118,598
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	1,620	1,737,985
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,785	1,787,392
Massachusetts Port Authority, Refunding ARB, Bosfuel Project, Series A, AMT, 4.00%, 07/01/44	6,180	6,623,662

		17,222,780

Michigan — 0.3%
State of Michigan Finance Authority, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,775	1,865,969

Minnesota — 0.7%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	1,500	1,458,810
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	1,940	2,027,319
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(a)	695	621,761

		4,107,890

Mississippi — 4.2%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 04/01/22	9,160	9,962,233
Series B, 6.70%, 04/01/22	4,500	4,886,055

Security	Par (000)	Value

Mississippi (continued)
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM), 4.00%, 03/01/41	$3,000	$3,195,900
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,105	1,254,363
4.00%, 10/15/38	5,535	5,811,694

		25,110,245

Montana — 0.2%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	330	351,087
3.60%, 12/01/47	510	554,921

		906,008

Nebraska — 1.1%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	6,200	6,635,922

Nevada — 2.6%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	2,250	2,517,885
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	5,230	5,877,997
4.00%, 06/01/46	245	273,783
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	4,080	5,023,296
5.00%, 06/01/37	1,500	1,842,315

		15,535,276

New Jersey — 10.6%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,405,852
New Jersey Economic Development Authority, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,050	1,143,251
School Facilities Construction Bonds, Series UU, 5.00%, 06/15/40	2,755	2,784,175
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,530	1,463,506
Goethals Bridge Replacement Project, 5.38%, 01/01/43	10,000	10,782,600

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	$4,555	$4,871,254
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	7,260	2,972,607
Series BB, 4.00%, 06/15/50	3,795	3,449,959
Transportation Program, Series AA, 5.25%, 06/15/33	8,750	8,970,412
Transportation Program, Series AA, 5.25%, 06/15/41	780	798,860
Transportation Program, Series AA, 5.00%, 06/15/44	4,450	4,501,042
Transportation System, Series B, 5.50%, 06/15/31	8,000	8,142,560
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	5,430	5,674,187
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	4,550	5,046,405
Sub-Series B, 5.00%, 06/01/46	665	694,160

		62,700,830

New York — 3.9%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	2,145	2,235,090
City of New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2(a):
5.15%, 11/15/34	460	460,842
5.38%, 11/15/40	1,145	1,082,529
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,500	3,500,910
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,435	4,340,668
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	3,675	3,635,457
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,190,826
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,892,707

Security	Par (000)	Value

New York (continued)
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	$2,740	$2,714,271

		23,053,300

North Carolina — 0.3%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	1,045	1,130,983
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapel Hills, 5.00%, 02/01/49	525	763,150

		1,894,133

Ohio — 5.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	7,625	7,688,059
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(a):
6.38%, 01/15/43	675	606,001
6.50%, 01/15/52	390	345,240
County of Franklin Ohio, RB, OPRS Communities Obligation Group, Series A:
6.13%, 07/01/22(b)	100	112,311
6.13%, 07/01/40	1,590	1,631,737
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	1,915	2,090,950
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 11/13/23(b)	7,430	8,779,437
Ohio Air Quality Development Authority, Refunding RB, Ohio Valley Electric Corp., 3.25%, 09/01/29	5,000	4,636,200
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	4,668,227
State of Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	1,385	1,322,883

		31,881,045

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	$2,205	$2,372,845

Oregon — 0.2%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	959,280

Pennsylvania — 11.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	1,725	1,717,824
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	365	432,594
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/49	6,030	7,388,318
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	5,000	5,006,500
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	2,955	3,612,576
5.00%, 03/01/43	2,145	2,611,344
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network. Series A, 4.00%, 07/01/49	1,435	1,501,785
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
Series A, 5.00%, 09/01/48	3,330	3,734,029
Project, 4.00%, 09/01/49	6,750	7,040,250
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	4,170	3,811,755
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38	1,855	2,118,558
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	5,222,623
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	2,565	2,728,160

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	$7,000	$7,478,030
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,700	2,011,644
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	440	508,350
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,513,881
Subordinate, Series A, 5.00%, 12/01/44	4,540	5,335,998

		68,774,219

Puerto Rico — 5.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,340	1,343,296
5.63%, 05/15/43	1,335	1,338,217
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	3,820	3,734,165
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,360	1,360,503
6.00%, 07/01/44	2,455	2,455,368
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	10,130	2,581,935
Series A-1, 4.75%, 07/01/53	3,376	3,259,596
Series A-1, 5.00%, 07/01/58	11,128	11,101,070
Series A-2, 4.33%, 07/01/40	2,240	2,143,904
Series A-2, 4.78%, 07/01/58	3,133	3,020,212

		32,338,266

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 3.00%, 10/01/39	240	246,243
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	6,820	7,084,684
5.00%, 06/01/50	2,000	2,127,640

		9,458,567

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 1.8%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	$2,690	$2,882,227
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	805,628
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	7,041,723

		10,729,578

Texas — 11.2%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/40	1,215	1,315,238
5.00%, 01/01/45	3,500	3,748,500
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/21(b)	1,000	1,032,150
6.00%, 01/01/21(b)	4,300	4,444,394
Series A, 5.00%, 01/01/43	6,925	7,211,556
City of Houston Texas Airport System Revenue, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,135	2,141,063
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	4,005	4,788,738
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	850	996,668
County of Nueces Texas, GO, Refunding:
4.00%, 02/15/37	575	685,619
4.00%, 02/15/39	1,205	1,433,456
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	4,630	4,684,773
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	3,500	3,559,955

Security	Par (000)	Value

Texas (continued)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	$1,100	$1,093,246
New Hope Cultural Education Facilities Corp., RB:
Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	500	489,135
Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(a)	2,000	1,863,540
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,647,712
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 06/01/22(b)	1,000	1,096,730
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 5.00%, 01/01/48	5,350	6,246,125
5.00%, 01/01/38	5,000	5,586,950
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	3,575	3,918,522
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	8,000	8,031,920

		66,015,990

Virginia — 4.4%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	430	394,039
5.50%, 03/01/46	1,475	1,322,367
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 07/15/20(b)	3,030	3,047,119
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	3,665	3,583,710
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	1,990	2,022,855
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	2,150	2,251,158
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.50%, 01/01/42	5,140	5,272,715
Transform 66 P3 Project, 5.00%, 12/31/52	7,895	8,232,985

		26,126,948

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.8%
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	$4,905	$5,626,378
Series A, 5.00%, 05/01/43	1,295	1,467,779
State of Washington, COP, Series B:
5.00%, 07/01/36	1,725	2,136,050
5.00%, 07/01/38	2,300	2,829,943
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,010	4,386,419

		16,446,569

Wisconsin — 1.7%
Public Finance Authority, Refunding RB, The Evergreens Obligated Group, 5.00%, 11/15/49	1,095	1,100,146
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	4,080	5,132,803
ThedaCare, Inc., 4.00%, 12/15/49	3,220	3,542,129

		9,775,078

Wyoming — 0.6%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	1,120	1,331,411
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,215	2,329,006

		3,660,417

Total Municipal Bonds — 122.6% (Cost — $700,340,895)		724,484,450

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 31.0%

California — 3.0%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$14,998	$17,838,320

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(f)	6,504	7,745,988
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(f)	3,290	3,345,831

		11,091,819

Florida — 2.5%
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	14,747	14,980,447

Illinois — 2.1%
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	12,555,751

Louisiana — 3.2%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	5,542	6,294,158
4.00%, 12/01/49	11,133	12,644,725

		18,938,883

Maryland — 2.1%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	4,898	5,768,381
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	5,509	6,442,160

		12,210,541

Michigan — 2.6%
Michigan Finance Authority, RB, McLaren Health Care:
Series A, 4.00%, 02/15/44(f)	6,646	7,170,230
Multi Model-, 4.00%, 02/15/47	7,434	8,020,527

		15,190,757

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 1.8%
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	$10,001	$10,526,475

Oregon — 0.2%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	1,200	1,202,250

Pennsylvania — 3.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	7,250	8,218,600
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, Series A, 4.00%, 07/01/49(f)	10,009	10,474,821
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,490,083

		23,183,504

Texas — 4.2%
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 07/01/27(g)	19,740	24,672,631

Virginia — 1.4%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	6,960	8,274,535

Security	Par (000)	Value

Washington — 2.1%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$10,000	$12,597,300

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.0% (Cost — $170,472,239)		183,263,213

Total Long-Term Investments — 153.6% (Cost — $870,813,134)		907,747,663

	Shares

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(h)(i)	8,538,834	8,541,395

Total Short-Term Securities — 1.4% (Cost — $8,540,496)		8,541,395

Total Investments — 155.0% (Cost — $879,353,630)		916,289,058

Other Assets Less Liabilities — 1.6%		9,944,262

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(91,255,873)

VMTP Shares, at Liquidation Value — (41.2)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$591,177,447

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $32,066,619.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF)

(i)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	16,623,641	—	(8,084,807	)(b)	8,538,834	$8,541,395	$42,194	$(1,008)	$2,560

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

ERB	Education Revenue Bonds

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$907,747,663	$—	$907,747,663
Short-Term Securities	8,541,395	—	—	8,541,395

	$8,541,395	$907,747,663	$—	$916,289,058

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(90,925,523)	$—	$(90,925,523)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(334,725,523)	$—	$(334,725,523)